DIRECTORS', SUPERVISORS' AND SENIOR MANAGEMENT'S REMUNERATION - Five highest paid individuals (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) individual director employee	Dec. 31, 2016 CNY (¥) individual director employee	Dec. 31, 2015 CNY (¥) individual director employee
Significant related party transactions
Emoluments paid to key management personnel, number of highest paid employees | employee	5	0	0
Number of directors among five highest paid employees | director	1	2	1
Number of supervisors among five highest paid employees | individual	1	1	1
Number of remaining highest paid individuals other than director and supervisor | employee	3	2	3
Basic salaries, housing fund, other allowances and benefits in kind	¥ 1,370	¥ 975	¥ 1,143
Pension costs	166	114	140
Total remuneration	2,304	1,851	1,936
Highest paid employees other than directors and supervisors
Significant related party transactions
Basic salaries, housing fund, other allowances and benefits in kind	2,460	1,450	1,875
Pension costs	249	152	204
Total remuneration	¥ 2,709	¥ 1,602	¥ 2,079